Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Components	$ 15,297	$ 12,739
Work in process	6,164	6,453
Finished products (including systems at customer locations not yet sold)	10,234	10,386
Total inventories	31,695	29,578
Current assets	29,388	27,599
Long term assets	$ 2,307	$ 1,979